Consolidated Statement of Changes in Stockholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation, impact of the sale of a business			$ 109
Net unrealized gain on derivative instruments, tax expense	$ 3	$ 9	$ 12